Trade and Other Receivables - Summary of Information About Products Segment For Geographies (Detail) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Provision For Impairment Of Receivable [line items]
Gross carrying value of trade receivables	€ 3,301	€ 3,639	€ 3,229
Loss allowance	118	133	131
Building Products gross carrying value of trade receivables and loss allowance [Member]
Disclosure Of Provision For Impairment Of Receivable [line items]
Gross carrying value of trade receivables	720	1,149	1,070
Loss allowance	21	50	44
Building Products gross carrying value of trade receivables and loss allowance [Member] | Americas [member]
Disclosure Of Provision For Impairment Of Receivable [line items]
Gross carrying value of trade receivables	589	566	495
Loss allowance	16	15	10
Building Products gross carrying value of trade receivables and loss allowance [Member] | Europe [member]
Disclosure Of Provision For Impairment Of Receivable [line items]
Gross carrying value of trade receivables	131	583	575
Loss allowance	€ 5	€ 35	€ 34